John M. Mutkoski, Esq. 617.570.1073 jmutkoski@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

June 18, 2015

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, N.E.

Washington, D.C. 20549

Attention: Jessica Livingston

Re:	Proteostasis Therapeutics, Inc.
Draft Registration Statement on Form S-1
Submitted May 8, 2015
CIK No. 0001445283

Dear Ms. Livingston:

This letter is confidentially submitted on behalf of Proteostasis Therapeutics, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Draft Registration Statement on Form S-1, confidentially submitted on May 8, 2015 (the “Registration Statement”), as set forth in your letter dated June 4, 2015 addressed to Meenu Chhabra, President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting its Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which includes changes to the Registration Statement in response to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express four (4) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

Ms. Livingston

United States Securities and Exchange Commission

June 18, 2015

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

RESPONSE: The Company confirms that it has not presented, and has not yet authorized anyone to present on its behalf, to potential investors any copies of written communications, as defined in Rule 405 under the Securities Act. The Company advises the Staff that it will supplementally provide to the Staff copies of all written communications that it, or anyone authorized to do so on its behalf, presents or will present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Prospectus Summary

2.	Please clarify the meaning of any significant scientific or technical terms the first time they are used in your prospectus in order to ensure that lay readers will understand the disclosure. See, e.g., CFTR modulators, correctors and potentiators.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 1, 57 and 77 to clarify the meaning of any significant scientific or technical terms, including CFTR modulators, correctors and potentiators, the first time they are used in the prospectus in order to ensure that lay readers will understand the disclosure.

Our Partnered Programs, page 2

3.	Please briefly describe the status of these programs, including the anticipated developmental timelines.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 2, 57, 58 and 78 to describe the status of the Company’s partnered programs, including the anticipated developmental timelines.

Risks Associated With Our Business, page 3

4.	Please address here that your auditor has issued a going concern opinion.

RESPONSE: In response to the Staff’s comment, the Company has revised page 4 in the prospectus summary to address that the Company’s auditor has issued a going concern opinion.

Ms. Livingston

United States Securities and Exchange Commission

June 18, 2015

Use of Proceeds, page 49

5.	Please tell us whether you intend to use any of the proceeds to satisfy the payment of the $30.3 million of accruing dividends due to the holders of the convertible preferred stock upon the conversion of such securities that will triggered by your initial public offering and revise your disclosure as necessary throughout the prospectus. In this regard, we note that you had $8.8 million is cash and cash equivalents at December 31, 2014.

RESPONSE: The Company supplementally advises the Staff that it is in the process of negotiating a Series B preferred stock financing (the “Financing”) through a private placement to its existing investors and one or two new institutional investors. In connection with the Financing, the Company anticipates that the provision of the Company’s certificate of incorporation requiring the payment of accruing dividends upon conversion of the outstanding Series A preferred stock will be amended to eliminate the requirement to pay the accruing dividends in cash upon conversion. The terms of that amendment have not been fully negotiated, but the Company will disclose these terms in a future amendment to the Registration Statement once those terms are finalized.

Management’s Discussion and Analysis of Financial Condition

Contractual Obligations and Commitments, page 71

6.	Please tell us what consideration you have given to filing the Harvard license agreement as an exhibit to the registration statement.

RESPONSE: In response to the Staff’s comment, the Company has filed the Harvard license agreement as an exhibit to Amendment No. 1 and also revised pages 93 and 94 in the Business section to disclose the material terms of the Harvard license agreement.

Our Partnered Programs, page 86

7.	Please describe the competitive conditions and any competing products, both commercial and in development, that relate to these programs.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 90 to 92 in the Business Section to describe the competitive conditions and any competing products, both commercial and in development, that relate to the Company’s partnered programs.

Executive Compensation

Narrative Disclosure to Summary Compensation Table, page 110

8.	Please describe the bonus arrangements for Dr. Smart. We note a bonus was paid in 2014.

Ms. Livingston

United States Securities and Exchange Commission

June 18, 2015

RESPONSE: In response to the Staff’s comment, the Company has revised pages 116 and 117 of the Executive Compensation section to describe the bonus arrangements for Dr. Smart. The Company respectfully advises the Staff that the bonus paid to Dr. Smart was earned in 2013 but paid in 2014 based on a performance review of Dr. Smart performed by the Chief Executive Officer of the Company and awarded at the discretion of the Company’s board of directors. The payment of such bonus is typically dependent on the Company’s cash availability.

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Ms. Livingston

United States Securities and Exchange Commission

June 18, 2015

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1073.

Sincerely,

/s/ John M. Mutkoski

John M. Mutkoski

cc:	Meenu Chhabra, President and Chief Executive Officer, Proteostasis Therapeutics, Inc.
Mitchell S. Bloom, Goodwin Procter LLP